Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 13, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Mar. 07, 2017	Oct. 31, 2016	Oct. 31, 2015	Jun. 01, 2015	May 01, 2015	Oct. 31, 2014
C000089840
Account Value [Line Items]
Account Value	$ 12,975	$ 11,363	$ 10,656	$ 12,450	$ 11,459		$ 11,563	$ 10,741	$ 10,961		$ 10,214	$ 9,302			$ 9,624
C000089841
Account Value [Line Items]
Account Value	12,493	11,033	10,420	12,271	11,390		11,569	10,833	11,138		10,452	9,586			10,000
C000178390
Account Value [Line Items]
Account Value	13,862	12,104	11,318	13,190	12,111		12,182	11,273	11,482		10,663	9,689			10,000
C000089843
Account Value [Line Items]
Account Value	13,826	12,079	11,299	13,171	12,101		12,164	11,275	11,477		10,663	9,689			10,000
C000089839
Account Value [Line Items]
Account Value	13,925	12,158	11,352	13,226	12,142		12,210	11,296	11,514		10,678	9,696			10,000
C000192625
Account Value [Line Items]
Account Value	9,842	8,803	9,125	10,596	10,577	$ 10,000
C000192624
Account Value [Line Items]
Account Value	9,817	8,803	9,125	10,596	10,577	10,000
C000192626
Account Value [Line Items]
Account Value	9,846	8,803	9,125	10,596	10,577	10,000
C000066911
Account Value [Line Items]
Account Value	10,713	9,760	9,842	11,860	11,821		11,163	9,980	10,298		10,235	9,775			9,624
C000066912
Account Value [Line Items]
Account Value	10,334	9,483	9,629	11,700	11,738		11,177	10,063	10,462		10,482	10,078			10,000
C000178355
Account Value [Line Items]
Account Value	11,514	10,448	10,496	12,613	12,521		11,773	10,490	10,793		10,696	10,182			10,000
C000166202
Account Value [Line Items]
Account Value	11,571	10,496	10,543	12,663	12,569		11,828	10,535	10,841		10,737	10,200			10,000
C000066913
Account Value [Line Items]
Account Value	11,447	10,398	10,461	12,569	12,489		11,765	10,486	10,780		10,696	10,182			10,000
C000004307
Account Value [Line Items]
Account Value	11,595	10,525	10,571	12,684	12,586		11,840	10,540	10,845		10,729	10,200			10,000
C000089691
Account Value [Line Items]
Account Value	10,669	9,696	9,771	11,795	11,757		11,062	9,938	10,247		10,227	9,790			9,623
C000053055
Account Value [Line Items]
Account Value	10,287	9,422	9,565	11,633	11,681		11,072	10,024	10,407		10,470	10,099			10,000
C000178345
Account Value [Line Items]
Account Value	11,491	10,404	10,443	12,558	12,468		11,685	10,459	10,738		10,680	10,203			10,000
C000166200
Account Value [Line Items]
Account Value	11,570	10,471	10,507	12,629	12,535		11,743	10,507	10,783		10,722	10,218			10,000
C000053056
Account Value [Line Items]
Account Value	11,401	10,332	10,387	12,499	12,422		11,654	10,442	10,731		10,680	10,203			10,000
C000004301
Account Value [Line Items]
Account Value	11,593	10,487	10,527	12,648	12,551		11,753	10,517	10,790		10,722	10,218			10,000
C000043470
Account Value [Line Items]
Account Value	11,209	10,478	10,156	10,888	10,893		10,476	9,994	9,948		9,881	9,668			9,627
C000004337
Account Value [Line Items]
Account Value	10,808	10,177	9,937	10,737	10,817		10,487	10,075	10,109		10,115	9,971			10,000
C000178370
Account Value [Line Items]
Account Value	11,997	11,178	10,795	11,545	11,509		11,041	10,502	10,420		10,315	10,067			10,000
C000166204
Account Value [Line Items]
Account Value	12,008	11,189	10,812	11,557	11,527		11,059	10,514	10,438		10,331	10,080			10,000
C000004336
Account Value [Line Items]
Account Value	11,942	11,132	10,761	11,512	11,483		11,021	10,488	10,411		10,315	10,067			10,000
C000066918
Account Value [Line Items]
Account Value	12,039	11,215	10,834	11,578	11,540		11,068	10,519	10,441		10,336	10,080			10,000
C000155368
Account Value [Line Items]
Account Value	13,300	11,514	11,231	13,504	12,452		12,394	11,263	10,885		10,671	9,827	$ 9,625
C000155369
Account Value [Line Items]
Account Value	12,885	11,230	11,035	13,385	12,441		12,467	11,419	11,117		10,975	10,182	10,000
C000178433
Account Value [Line Items]
Account Value	14,250	12,295	11,951	14,328	13,168		13,052	11,830	11,382		11,134	10,220	10,000
C000155371
Account Value [Line Items]
Account Value	14,168	12,220	11,886	14,274	13,119		13,016	11,809	11,385		11,134	10,220	10,000
C000089692
Account Value [Line Items]
Account Value	11,651	10,749	10,433	11,683	11,319		11,090	10,263	10,290		10,164	9,832			9,624
C000004331
Account Value [Line Items]
Account Value	11,282	10,481	10,248	11,551	11,276		11,126	10,370	10,466		10,416	10,145			10,000
C000178365
Account Value [Line Items]
Account Value	12,559	11,545	11,162	12,450	12,014		11,729	10,814	10,796		10,625	10,247			10,000
C000004330
Account Value [Line Items]
Account Value	12,465	11,464	11,100	12,387	11,970		11,693	10,792	10,784		10,625	10,247			10,000
C000089834
Account Value [Line Items]
Account Value	15,869	12,459	12,759	13,566	10,810		12,356	10,254	11,036		9,589	9,095			9,424
C000089835
Account Value [Line Items]
Account Value	15,636	12,354	12,755	13,667	10,965		12,639	10,564	11,449		10,022	9,577			10,000
C000178385
Account Value [Line Items]
Account Value	17,386	13,610	13,870	14,709	11,682		13,302	11,010	11,809		10,225	9,675			10,000
C000089837
Account Value [Line Items]
Account Value	17,274	13,528	13,815	14,665	11,654		13,289	10,995	11,803		10,225	9,675			10,000
C000089838
Account Value [Line Items]
Account Value	17,556	13,727	13,995	14,825	11,760		13,389	11,067	11,858		10,254	9,685			10,000
C000043465
Account Value [Line Items]
Account Value	12,532	9,796	10,234	13,992	10,024		12,373	10,353	10,265		9,675	9,634			9,425
C000004270
Account Value [Line Items]
Account Value	12,333	9,715	10,223	14,086	10,166		12,648	10,659	10,649		10,114	10,146			10,000
C000178325
Account Value [Line Items]
Account Value	13,738	10,700	11,138	15,179	10,837		13,331	11,114	10,981		10,320	10,251			10,000
C000166197
Account Value [Line Items]
Account Value	13,876	10,805	11,236	15,299	10,915		13,418	11,179	11,036		10,360	10,269			10,000
C000004269
Account Value [Line Items]
Account Value	13,636	10,635	11,079	15,109	10,800		13,297	11,096	10,973		10,320	10,251			10,000
C000066901
Account Value [Line Items]
Account Value	13,903	10,823	11,253	15,319	10,926		13,428	11,183	11,037		10,359	10,269			10,000
C000152724
Account Value [Line Items]
Account Value	12,798	10,744	10,202	12,534	10,496		10,938	10,312	10,488		9,567	9,104		$ 9,425
C000152725
Account Value [Line Items]
Account Value	12,643	10,701	10,230	12,672	10,687		11,227	10,653	10,924		10,047	9,629		10,000
C000178428
Account Value [Line Items]
Account Value	14,015	11,734	11,092	13,583	11,337		11,778	11,051	11,207		10,198	9,673		10,000
C000152727
Account Value [Line Items]
Account Value	13,917	11,650	11,036	13,529	11,299		11,748	11,038	11,207		10,198	9,673		10,000
C000152728
Account Value [Line Items]
Account Value	14,176	11,848	11,203	13,699	11,421		11,857	11,119	11,266		10,225	9,691		10,000
C000174738
Account Value [Line Items]
Account Value	12,302	10,076	9,339	11,491	9,654		10,147	9,691	9,983	$ 9,425
C000174739
Account Value [Line Items]
Account Value	12,351	10,196	9,531	11,799	9,990		10,586	10,195	10,582	10,000
C000178443
Account Value [Line Items]
Account Value	13,393	10,921	10,091	12,363	10,357		10,839	10,326	10,605	10,000
C000174742
Account Value [Line Items]
Account Value	13,287	10,853	10,037	12,309	10,324		10,813	10,303	10,593	10,000
C000174743
Account Value [Line Items]
Account Value	13,472	10,990	10,146	12,416	10,392		10,866	10,333	10,605	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576		11,869	10,658	10,870		10,682	10,167			10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576		11,869	10,658	10,870		10,682	10,167			10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576		11,869	10,658	10,870		10,682	10,167			10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576		11,869	10,658	10,870		10,682	10,167			10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576		11,869	10,658	10,870		10,682	10,167			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,954	9,004	8,972	10,641	10,692	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,954	9,004	8,972	10,641	10,692	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,954	9,004	8,972	10,641	10,692	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,449	11,349	11,057	12,561	12,239		11,814	10,797	10,853		10,620	10,206	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,449	11,349	11,057	12,561	12,239		11,814	10,797	10,853		10,620	10,206	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,449	11,349	11,057	12,561	12,239		11,814	10,797	10,853		10,620	10,206	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,449	11,349	11,057	12,561	12,239		11,814	10,797	10,853		10,620	10,206	10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939		10,704	10,287			10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939		10,704	10,287			10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939		10,704	10,287			10,000
Bloomberg Municipal Bond Index TR USD
Account Value [Line Items]
Account Value	12,548	11,439	11,144	12,661	12,336		11,908	10,883	10,939		10,704	10,287			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	25,431	19,024	17,219	21,122	15,042		14,413	12,789	12,643		10,298	10,177			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,396	10,309	10,273	12,183	12,242		11,528	10,339	10,555		10,461	10,023		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,396	10,309	10,273	12,183	12,242		11,528	10,339	10,555		10,461	10,023		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,396	10,309	10,273	12,183	12,242		11,528	10,339	10,555		10,461	10,023		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,396	10,309	10,273	12,183	12,242		11,528	10,339	10,555		10,461	10,023		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,396	10,309	10,273	12,183	12,242		11,528	10,339	10,555		10,461	10,023		10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	27,031	19,578	17,882	21,384	14,901		13,440	11,774	11,006	10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	14,940	13,083	12,260	14,022	13,200		12,890	11,792	11,988		11,081	9,978			10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	14,940	13,083	12,260	14,022	13,200		12,890	11,792	11,988		11,081	9,978			10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	14,940	13,083	12,260	14,022	13,200		12,890	11,792	11,988		11,081	9,978			10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	14,940	13,083	12,260	14,022	13,200		12,890	11,792	11,988		11,081	9,978			10,000
Opportunistic Credit Linked Benchmark
Account Value [Line Items]
Account Value	14,940	13,083	12,260	14,022	13,200		12,890	11,792	11,988		11,081	9,978			10,000
Long Duration Bond Fund Linked Benchmark
Account Value [Line Items]
Account Value	10,145	9,075	9,154	10,417	10,504	10,000
Long Duration Bond Fund Linked Benchmark
Account Value [Line Items]
Account Value	10,145	9,075	9,154	10,417	10,504	10,000
Long Duration Bond Fund Linked Benchmark
Account Value [Line Items]
Account Value	10,145	9,075	9,154	10,417	10,504	$ 10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,418	10,795	10,487	11,000	11,026		10,685	10,221	10,195		10,170	10,078			10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,418	10,795	10,487	11,000	11,026		10,685	10,221	10,195		10,170	10,078			10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,418	10,795	10,487	11,000	11,026		10,685	10,221	10,195		10,170	10,078			10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,418	10,795	10,487	11,000	11,026		10,685	10,221	10,195		10,170	10,078			10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,418	10,795	10,487	11,000	11,026		10,685	10,221	10,195		10,170	10,078			10,000
ICE BofA 1-3 Year US Treasury Index
Account Value [Line Items]
Account Value	11,418	10,795	10,487	11,000	11,026		10,685	10,221	10,195		10,170	10,078			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,441	10,350	10,313	12,231	12,290		11,574	10,379	10,597		10,502	10,062	10,000
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Account Value [Line Items]
Account Value	13,870	12,134	11,731	13,749	12,802		12,518	11,302	11,014		10,727	10,046	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,441	10,350	10,313	12,231	12,290		11,574	10,379	10,597		10,502	10,062	10,000
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Account Value [Line Items]
Account Value	13,870	12,134	11,731	13,749	12,802		12,518	11,302	11,014		10,727	10,046	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,441	10,350	10,313	12,231	12,290		11,574	10,379	10,597		10,502	10,062	10,000
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Account Value [Line Items]
Account Value	13,870	12,134	11,731	13,749	12,802		12,518	11,302	11,014		10,727	10,046	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,441	10,350	10,313	12,231	12,290		11,574	10,379	10,597		10,502	10,062	10,000
Bloomberg 60% Muni HY Tax-Ex/40% Muni Bond Index (USD)
Account Value [Line Items]
Account Value	13,870	12,134	11,731	13,749	12,802		12,518	11,302	11,014		10,727	10,046	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Account Value	12,258	11,400	11,125	12,218	12,004		11,580	10,711	10,768		10,563	10,246			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Account Value	12,258	11,400	11,125	12,218	12,004		11,580	10,711	10,768		10,563	10,246			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Account Value	12,258	11,400	11,125	12,218	12,004		11,580	10,711	10,768		10,563	10,246			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453		11,727	10,517	10,737		10,641	10,196			10,000
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Account Value [Line Items]
Account Value	12,258	11,400	11,125	12,218	12,004		11,580	10,711	10,768		10,563	10,246			10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	16,409	12,430	12,714	13,443	10,508		12,629	10,529	11,501		9,871	9,371			10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	16,409	12,430	12,714	13,443	10,508		12,629	10,529	11,501		9,871	9,371			10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	16,409	12,430	12,714	13,443	10,508		12,629	10,529	11,501		9,871	9,371			10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	16,409	12,430	12,714	13,443	10,508		12,629	10,529	11,501		9,871	9,371			10,000
S&P Global Infrastructure Index (Net TR)
Account Value [Line Items]
Account Value	16,409	12,430	12,714	13,443	10,508		12,629	10,529	11,501		9,871	9,371			10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,260	10,322	10,984	14,635	10,298		13,362	11,108	11,075		10,437	10,184			10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,260	10,322	10,984	14,635	10,298		13,362	11,108	11,075		10,437	10,184			10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,260	10,322	10,984	14,635	10,298		13,362	11,108	11,075		10,437	10,184			10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,260	10,322	10,984	14,635	10,298		13,362	11,108	11,075		10,437	10,184			10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,260	10,322	10,984	14,635	10,298		13,362	11,108	11,075		10,437	10,184			10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	13,260	10,322	10,984	14,635	10,298		13,362	11,108	11,075		10,437	10,184			$ 10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	14,611	12,384	11,919	14,016	12,324		12,566	11,127	11,261		10,330	9,732		10,000
30% FTSE All World 70% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	14,459	12,350	11,926	14,339	13,030		12,233	10,882	11,029		10,277	9,876		10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	14,611	12,384	11,919	14,016	12,324		12,566	11,127	11,261		10,330	9,732		10,000
30% FTSE All World 70% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	14,459	12,350	11,926	14,339	13,030		12,233	10,882	11,029		10,277	9,876		10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	14,611	12,384	11,919	14,016	12,324		12,566	11,127	11,261		10,330	9,732		10,000
30% FTSE All World 70% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	14,459	12,350	11,926	14,339	13,030		12,233	10,882	11,029		10,277	9,876		10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	14,611	12,384	11,919	14,016	12,324		12,566	11,127	11,261		10,330	9,732		10,000
30% FTSE All World 70% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	14,459	12,350	11,926	14,339	13,030		12,233	10,882	11,029		10,277	9,876		10,000
Multi-Strategy Income Fund Success Benchmark
Account Value [Line Items]
Account Value	14,611	12,384	11,919	14,016	12,324		12,566	11,127	11,261		10,330	9,732		10,000
30% FTSE All World 70% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	14,459	12,350	11,926	14,339	13,030		12,233	10,882	11,029		$ 10,277	$ 9,876		$ 10,000
Multi-Asset Growth Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
60% FTSE All World 40% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	17,134	13,849	12,962	15,782	13,009		12,243	10,842	10,922	10,000
Multi-Asset Growth Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
60% FTSE All World 40% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	17,134	13,849	12,962	15,782	13,009		12,243	10,842	10,922	10,000
Multi-Asset Growth Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
60% FTSE All World 40% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	17,134	13,849	12,962	15,782	13,009		12,243	10,842	10,922	10,000
Multi-Asset Growth Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
60% FTSE All World 40% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	17,134	13,849	12,962	15,782	13,009		12,243	10,842	10,922	10,000
Multi-Asset Growth Strategy Fund Success Benchmark
Account Value [Line Items]
Account Value	17,111	13,718	12,790	15,594	12,637		12,197	10,850	10,905	10,000
60% FTSE All World 40% FTSE US Broad IG Bond Index (Gross)
Account Value [Line Items]
Account Value	$ 17,134	$ 13,849	$ 12,962	$ 15,782	$ 13,009		$ 12,243	$ 10,842	$ 10,922	$ 10,000